Accrued Liabilities And Other Payables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at September 30, 2017 and December 31, 2016:

	2017	2016
Accrued liability – travel cost (see Note 4)	$86,049	$114,726
Salary payable	58,031	53,714
Other payables	428,284	146,035
Total	$572,364	$314,475

Accrued liabilities and other payables consisted of the following at December 31, 2016 and 2015:

	2016	2015
Accrued liability – travel cost (see Note 4)	$114,726	$108,795
Salary payable	53,714	34,300
Other payables	146,035	95,588
Total	$314,475	$238,683